UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: January 31

Date of reporting period: April 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

SOCIAL AWARENESS FUND

FORM N-Q

APRIL 30, 2009

LEGG MASON PARTNERS SOCIAL AWARENESS FUND

Schedule of Investments (unaudited)	April 30, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS - 68.7%
CONSUMER DISCRETIONARY - 5.4%
Hotels, Restaurants & Leisure - 1.8%
78,350	Yum! Brands Inc.	$2,612,973

Multiline Retail - 1.1%
37,850	Target Corp.	1,561,691

Specialty Retail - 1.2%
81,630	Lowe’s Cos. Inc.	1,755,045

Textiles, Apparel & Luxury Goods - 1.3%
31,130	V.F. Corp.	1,845,075

	TOTAL CONSUMER DISCRETIONARY	7,774,784

CONSUMER STAPLES - 10.6%
Beverages - 2.5%
72,250	PepsiCo Inc.	3,595,160

Food & Staples Retailing - 3.1%
140,600	CVS Corp.	4,468,268

Food Products - 2.7%
238,450	Darling International Inc. *	1,363,934
49,530	General Mills Inc.	2,510,676

	Total Food Products	3,874,610

Household Products - 2.3%
69,600	Procter & Gamble Co.	3,441,024

	TOTAL CONSUMER STAPLES	15,379,062

ENERGY - 8.5%
Energy Equipment & Services - 3.5%
79,650	FMC Technologies Inc. *	2,726,420
78,389	National-Oilwell Varco Inc. *	2,373,619

	Total Energy Equipment & Services	5,100,039

Oil, Gas & Consumable Fuels - 5.0%
50,400	Apache Corp.	3,672,144
82,231	BP PLC, ADR	3,491,528

	Total Oil, Gas & Consumable Fuels	7,163,672

	TOTAL ENERGY	12,263,711

FINANCIALS - 7.7%
Capital Markets - 2.2%
109,970	Charles Schwab Corp.	2,032,246
74,660	Invesco Ltd.	1,098,995

	Total Capital Markets	3,131,241

Commercial Banks - 3.7%
101,620	Comerica Inc.	2,131,987
173,790	U.S. Bancorp	3,166,454

	Total Commercial Banks	5,298,441

Diversified Financial Services - 0.6%
46,830	Nasdaq OMX Group Inc. *	900,541

Insurance - 1.2%
30,930	Arch Capital Group Ltd. *	1,787,135

	TOTAL FINANCIALS	11,117,358

HEALTH CARE - 9.7%
Biotechnology - 3.8%
83,337	BioMarin Pharmaceutical Inc. *	1,071,714
44,640	Celgene Corp. *	1,907,020

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	April 30, 2009

SHARES	SECURITY	VALUE
Biotechnology - 3.8% (continued)
54,500	Gilead Sciences Inc. *	$2,496,100

	Total Biotechnology	5,474,834

Health Care Equipment & Supplies - 3.9%
58,850	Covidien Ltd.	1,940,873
46,760	Inverness Medical Innovations Inc. *	1,509,880
55,470	Stryker Corp.	2,147,244

	Total Health Care Equipment & Supplies	5,597,997

Health Care Providers & Services - 2.0%
16,920	Aetna Inc.	372,409
39,850	Express Scripts Inc. *	2,549,205

	Total Health Care Providers & Services	2,921,614

	TOTAL HEALTH CARE	13,994,445

INDUSTRIALS - 5.9%
Commercial Services & Supplies - 2.7%
107,670	Covanta Holding Corp. *	1,519,223
116,344	Republic Services Inc.	2,443,224

	Total Commercial Services & Supplies	3,962,447

Electrical Equipment - 1.5%
61,328	Emerson Electric Co.	2,087,605

Machinery - 1.7%
59,099	Deere & Co.	2,438,425

	TOTAL INDUSTRIALS	8,488,477

INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 2.9%
130,080	Cisco Systems Inc. *	2,513,146
77,030	Juniper Networks Inc. *	1,667,699

	Total Communications Equipment	4,180,845

Computers & Peripherals - 2.0%
12,050	Apple Inc. *	1,516,252
79,580	NetApp Inc. *	1,456,314

	Total Computers & Peripherals	2,972,566

Internet Software & Services - 1.2%
4,320	Google Inc., Class A Shares *	1,710,590

IT Services - 2.4%
59,600	Accenture Ltd., Class A Shares	1,754,028
59,330	Lender Processing Services Inc.	1,700,398

	Total IT Services	3,454,426

Semiconductors & Semiconductor Equipment - 2.4%
92,290	Broadcom Corp., Class A Shares *	2,140,205
50,100	Varian Semiconductor Equipment Associates Inc. *	1,282,059

	Total Semiconductors & Semiconductor Equipment	3,422,264

Software - 1.8%
55,800	Amdocs Ltd. *	1,167,894
67,930	Microsoft Corp.	1,376,262

	Total Software	2,544,156

	TOTAL INFORMATION TECHNOLOGY	18,284,847

MATERIALS - 3.9%
Chemicals - 2.9%
38,349	Air Products & Chemicals Inc.	2,527,199
19,900	Potash Corp. of Saskatchewan Inc.	1,721,151

	Total Chemicals	4,248,350

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	April 30, 2009

SHARES	SECURITY	VALUE
Construction Materials - 0.4%
6,600	Martin Marietta Materials Inc.	$554,598

Metals & Mining - 0.6%
38,960	Cliffs Natural Resources Inc.	898,418

	TOTAL MATERIALS	5,701,366

TELECOMMUNICATION SERVICES - 2.0%
Wireless Telecommunication Services - 2.0%
43,960	America Movil SAB de CV, Series L Shares, ADR	1,444,086
46,825	American Tower Corp., Class A Shares *	1,487,162

	TOTAL TELECOMMUNICATION SERVICES	2,931,248

UTILITIES - 2.3%
Electric Utilities - 2.3%
32,500	Exelon Corp.	1,499,225
83,200	Northeast Utilities	1,748,864

	TOTAL UTILITIES	3,248,089

	TOTAL COMMON STOCKS (Cost - $111,772,070)	99,183,387

FACE AMOUNT
ASSET-BACKED SECURITIES - 0.2%
FINANCIALS - 0.2%
Automobiles - 0.2%
$44,049	BMW Vehicle Owner Trust, 5.130% due 9/27/10	44,259
	Harley-Davidson Motorcycle Trust:
110,748	3.200% due 5/15/12	107,792
70,182	3.760% due 12/17/12	68,442

	TOTAL ASSET-BACKED SECURITIES (Cost - $219,130)	220,493

COLLATERALIZED MORTGAGE OBLIGATION - 1.5%
2,147,591	Federal Home Loan Mortgage Corp. (FHLMC), 5.500% due 12/15/18 (a) (Cost - $2,135,531)	2,202,845

CORPORATE BONDS & NOTES - 13.6%
CONSUMER DISCRETIONARY - 1.6%
Media - 1.1%
600,000	Comcast Corp., Bonds, 5.650% due 6/15/35	501,745
1,000,000	Walt Disney Co., Medium-Term Notes, Global Notes, 5.700% due 7/15/11	1,074,212

	Total Media	1,575,957

Specialty Retail - 0.5%
700,000	Home Depot Inc., Senior Notes, 5.200% due 3/1/11	713,607

	TOTAL CONSUMER DISCRETIONARY	2,289,564

CONSUMER STAPLES - 0.8%
Beverages - 0.5%
655,000	PepsiCo Inc., Senior Notes, 5.000% due 6/1/18	674,883

Household Products - 0.3%
430,000	Procter & Gamble Co., Senior Notes, 4.600% due 1/15/14	455,845

	TOTAL CONSUMER STAPLES	1,130,728

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
750,000	Apache Corp., Senior Notes, 5.250% due 4/15/13	780,414

FINANCIALS - 6.8%
Capital Markets - 1.3%
715,000	Goldman Sachs Group Inc., Senior Notes, 5.700% due 9/1/12	720,400

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	April 30, 2009

FACE AMOUNT	SECURITY	VALUE
Capital Markets - 1.3% (continued)
$1,000,000	Lehman Brothers Holdings Inc., Medium-Term Notes, 4.500% due 7/26/10 (b)	$147,500
1,000,000	Morgan Stanley, Medium-Term Notes, 5.625% due 1/9/12	996,524

	Total Capital Markets	1,864,424

Commercial Banks - 0.5%
700,000	Wells Fargo Bank NA, Subordinated Notes, 6.450% due 2/1/11	713,966

Consumer Finance - 1.7%
1,000,000	American Express Credit Corp., Senior Notes, 5.000% due 12/2/10	997,957
2,175,000	SLM Corp., Medium-Term Notes, 5.000% due 10/1/13	1,415,429

	Total Consumer Finance	2,413,386

Diversified Financial Services - 3.2%
1,000,000	Bank of America Corp., Senior Notes, 5.625% due 10/14/16	831,549
1,000,000	Countrywide Home Loans Inc., Medium-Term Notes, 4.000% due 3/22/11	938,011
750,000	HSBC Finance Corp., Notes, 6.375% due 10/15/11	740,909
650,000	IBM International Group Capital LLC, Senior Notes, 5.050% due 10/22/12	696,458
700,000	John Deere Capital Corp., Medium-Term Notes, 5.650% due 7/25/11	732,171
540,000	National Rural Utilities Cooperative Finance Corp., Medium-Term Notes, 8.000% due 3/1/32	527,367
190,000	Private Export Funding Corp., 4.974% due 8/15/13	210,315

	Total Diversified Financial Services	4,676,780

Insurance - 0.1%
675,000	Genworth Financial Inc., Senior Notes, 6.500% due 6/15/34	180,691

	TOTAL FINANCIALS	9,849,247

HEALTH CARE - 2.1%
Pharmaceuticals - 2.1%
650,000	Abbott Laboratories, Senior Notes, 5.600% due 11/30/17	684,059
850,000	AstraZeneca PLC, Senior Notes, 5.400% due 9/15/12	913,432
850,000	Johnson & Johnson, Notes, 5.150% due 8/15/12	924,725
470,000	Novartis Capital Corp., Senior Notes, 4.125% due 2/10/14	487,659

	TOTAL HEALTH CARE	3,009,875

INDUSTRIALS - 0.4%
Road & Rail - 0.4%
650,000	Norfolk Southern Corp., Senior Notes, 7.250% due 2/15/31	651,812

INFORMATION TECHNOLOGY - 0.3%
Computers & Peripherals - 0.3%
410,000	Hewlett-Packard Co., Senior Notes, 4.250% due 2/24/12	425,597

MATERIALS - 0.4%
Chemicals - 0.4%
600,000	Potash Corp. of Saskatchewan Inc., Senior Notes, 5.875% due 12/1/36	519,497

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
1,000,000	Verizon Communications Inc., Senior Notes, 5.350% due 2/15/11	1,036,817

	TOTAL CORPORATE BONDS & NOTES (Cost - $21,888,449)	19,693,551

MORTGAGE-BACKED SECURITIES - 10.1%
FHLMC - 7.0%
	Federal Home Loan Mortgage Corp. (FHLMC):
482,884	6.000% due 9/1/37 (a)	504,661
	Gold:
3,976,119	5.000% due 3/1/19-7/1/35 (a)	4,112,848
1,223,237	4.500% due 6/1/21 (a)	1,259,360
2,134,566	6.000% due 2/1/22-2/1/36 (a)	2,233,785
936,421	6.500% due 1/1/37 (a)	993,354

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	April 30, 2009

FACE AMOUNT	SECURITY	VALUE
FHLMC - 7.0% (continued)
$929,274	5.500% due 2/1/37 (a)	$962,297

	Total FHLMC	10,066,305

FNMA - 1.9%
	Federal National Mortgage Association (FNMA):
213	6.500% due 3/1/29 (a)	229
579,717	4.500% due 2/1/35 (a)	591,804
252,224	5.500% due 6/1/36-11/1/36 (a)	261,707
1,742,395	6.000% due 5/1/37-9/1/37 (a)	1,823,695

	Total FNMA	2,677,435

GNMA - 1.2%
1,517,628	Government National Mortgage Association (GNMA) I, 5.000% due 12/15/35	1,575,512
220,841	Government National Mortgage Association (GNMA) II, 7.000% due 11/20/36	232,839

	Total GNMA	1,808,351

	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost - $13,792,948)	14,552,091

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.4%
U.S. Government Agency - 0.3%
303,000	Federal National Mortgage Association (FNMA), Bonds, 6.625% due 11/15/30 (a)	383,366

U.S. Government Obligations - 1.1%
1,616,000	U.S. Treasury Bonds, 3.500% due 2/15/39	1,464,747
160,000	U.S. Treasury Notes, 2.750% due 2/15/19	155,025

	Total U.S. Government Obligations	1,619,772

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost - $2,035,441)	2,003,138

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $151,843,569)	137,855,505

SHORT-TERM INVESTMENT - 4.9%
Repurchase Agreement - 4.9%
7,079,718	Goldman Sachs & Co. repurchase agreement dated 4/30/09, 0.150% due 5/1/09; Proceeds at maturity - $7,079,747; (Fully collateralized by U.S. government agency obligation, 2.750% due 2/5/14; Market value - $7,225,091) (Cost - $7,079,718)	7,079,718

	TOTAL INVESTMENTS - 100.4% (Cost - $158,923,287#)	144,935,223
	Liabilities in Excess of Other Assets - (0.4)%	(507,011)

	TOTAL NET ASSETS - 100.0%	$144,428,212

*	Non-income producing security.

(a)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

(b)	Security is currently in default.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR—American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Social Awareness Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	April 30, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$144,935,223	$99,183,387	$45,751,836	—

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At April 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,683,584
Gross unrealized depreciation	(22,671,648)

Net unrealized depreciation	$(13,988,064)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

As of April 30, 2009, the Fund did not hold any derivative instruments.

3. Recent Accounting Pronouncements

Effective February 1, 2009, the Fund adopted Statement of Financial Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how and why a fund uses derivatives, how such activities are accounted for and their effect on a Fund’s financial position, performance and cash flows.

* * *

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	June 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	June 24, 2009

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	June 24, 2009